Significant accounting policies - Useful Lives of of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Water rights | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	2 years
Corfo Mining properties | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	7 years
Corfo Mining properties | Top of range
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	7 years
Intellectual property | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	9 years
Intellectual property | Top of range
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	9 years
IT programs | Minimum
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	3 years
IT programs | Top of range
Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill (in years)	9 years